Financial instruments by category (Schedule of Cash at Bank and Other Financial Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Financial instrument category [Line Items]
Financial assets	$ 190,688	$ 265,466
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	115,334	215,276
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External credit rating A2 [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	53,114	122,229
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External credit rating A3 [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	27,257	44,808
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External credit rating Aaa [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	3,529	18,119
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External credit rating Aa3 [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	8	0
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External credit rating B2 [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	21	0
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External credit rating Ba1 [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	67	2,343
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External credit rating Baa1 [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	1,605	574
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External credit rating Baa2 [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	3,708	2,146
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External credit rating Ba3 [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	5,117	43
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External Credit Grade Aa2 [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	0	1,073
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | Counterparties Without an External Credit Rating [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	$ 20,908	$ 23,941